Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
PARENT COMPANY ONLY FINANCIAL STATEMENTS
CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

(Dollars in thousands)

	December 31,
	2014	2013

ASSETS
CASH AND DUE FROM BANKS	$1,290	$603
INTEREST-BEARING DEPOSITS IN FINANCIAL INSTITUTIONS	7,376	4,350
Cash and cash equivalents	8,666	4,953
DEFERRED TAX ASSET, Net	124	141
INVESTMENT IN GREEN BANK, N.A.	278,949	193,755
OTHER ASSETS	714	382
TOTAL	$288,453	$199,231

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES—Other liabilities	$47	$13
Total liabilities	47	13
SHAREHOLDERS’ EQUITY:
Common stock	262	208
Capital surplus	252,422	179,219
Retained earnings	34,660	19,918
Accumulated other comprehensive income, net	1,062	(127)
Total shareholders’ equity	288,406	199,218
TOTAL	$288,453	$199,231

CONDENSED STATEMENTS OF OPERATIONS

CONDENSED STATEMENT OF OPERATIONS

(Dollars in thousands)

	For the years ended December 31,
	2014	2013	2012

INCOME—Interest income	$26	$23	$27
Total income	26	23	27
EXPENSE—General and administrative	1,894	1,012	851
Total expense	1,894	1,012	851
LOSS BEFORE EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY AND INCOME TAXES	(1,868)	(989)	(824)
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY, Net of tax	15,957	13,253	9,079
INCOME BEFORE INCOME TAXES	14,089	12,264	8,255
BENEFIT FOR INCOME TAXES	654	346	280
NET INCOME	$14,743	$12,610	$8,535

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Dollars in thousands)

	For the years ended December 31,
	2014	2013	2012

NET INCOME	$14,743	$12,610	$8,535
OTHER COMPREHENSIVE INCOME BEFORE TAX:
Change in unrealized (loss) gain on securities available-for-sale	1,830	(3,227)	1,810
Total other comprehensive income	1,830	(3,227)	1,810
DEFERRED TAX EXPENSE RELATED TO OTHER COMPREHENSIVE INCOME	641	(1,099)	615
OTHER COMPREHENSIVE INCOME, NET OF TAX	1,189	(2,128)	1,195
COMPREHENSIVE INCOME	$15,932	$10,482	$9,730

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	For the years ended December 31,
	2014	2013	2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$14,743	$12,610	$8,535
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Equity in undistributed earnings of subsidiary	(15,957)	(13,253)	(9,079)
Deferred income tax benefit	17	14	17
(Increase) decrease in other assets, net	(332)	(64)	25
Increase (decrease) in other liabilities, net	34	9	(5)
Net cash used by operating activities	(1,495)	(684)	(507)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital contributed to subsidiary	(67,508)	-	(25,000)
Net cash used by investing activities	(67,508)	-	(25,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of issuance expenses	72,591	-	24,734
Common stock issued in connection with the exercise of stock options	125	190	-
Net cash provided by financing activities	72,716	190	24,734
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,713	(494)	(773)
CASH AND CASH EQUIVALENTS:
Beginning of year	4,953	5,447	6,220
End of year	$8,666	$4,953	$5,447